LOSSES PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
LOSSES PER SHARE
Calculation of Basic and Diluted Earnings Per Share

Basic and diluted losses per share for each of the six months ended 2020 and 2021 presented is calculated as follows:

	2020		2021
	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class A	Class B	Class B

Losses per share from continuing operations—basic:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating income per ordinary share—basic	(122,658)	(488)	(84,758)	(13,124)	(0.02)	(0.002)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	428,302,535	1,703,395	542,881,483	542,881,483	99	99
Denominator used for losses per share	428,302,535	1,703,395	542,881,483	542,881,483	99	99
Losses per share from continuing operations — basic	(0.29)	(0.29)	(0.16)	(0.02)	(0.16)	(0.02)

Losses per share from continuing operations—diluted:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	(122,658)	(488)	(84,758)	(13,124)	(0.02)	(0.002)
Reallocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	(488)	—	(0.02)	(0.002)	—	—
Net loss from continuing operations attributable to ordinary shareholders	(123,146)	(488)	(84,758)	(13,124)	(0.02)	(0.002)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	428,302,535	1,703,395	542,881,483	542,881,483	99	99
Conversion of Class B to Class A ordinary shares	1,703,395	—	99	99	—	—
Denominator used for losses per share	430,005,930	1,703,395	542,881,582	542,881,582	99	99
Losses per share from continuing operations—diluted	(0.29)	(0.29)	(0.16)	(0.02)	(0.16)	(0.02)

Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	42,830,254	—	54,288,148	54,288,148	—	—
Denominator used for losses per ADS - diluted	43,000,593	—	54,288,158	54,288,158	—	—
Losses from continuing operations per ADS – basic	(2.86)	—	(1.56)	(0.24)	—	—
Losses from continuing operations per ADS – diluted	(2.86)	—	(1.56)	(0.24)	—	—